2. Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems, Inc. and its wholly- owned subsidiaries, Single Touch Interactive, Inc., and Single Touch Interactive R&D IP, Inc. (formed in Nevada on October 8, 2012). Intercompany transactions and balances have been eliminated in consolidation.